Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

31.  Subsequent events

(i)Dividend

On January 13, 2022 the Board of Directors approved interim dividend of $0.84 per share, which totalled to $ 42,260,211 or 3,149,557. The dividends were paid to shareholders in February 2022.

(ii)Impact of the Latest Geopolitical Developments on the Group

In recent weeks, following the commencement of military operations in Ukraine by the Russian Federation, additional severe sanctions were imposed by the United States of America, the European Union and some other countries on the Russian government, as well as major financial institutions and certain other entities and individuals in Russia. In addition, restrictions were introduced on supply of various goods and services to Russian entities. In response to the sanctions described above, the Russian government introduced certain currency control measures while the Russian Central Bank increased the key rate to 20%. On April 11, 2022 the Russian Central Bank decreased the key rate to 17%.

On February 28, 2022, Nasdaq has suspended trading of the Group’s ADSs. At the end of March, the trading of the Group’s ADSs in MOEX has been resumed.

As far as the Company is aware, neither the Company nor any of its subsidiaries is directly subject to any sanctions announced to date by the United States, the United Kingdom, the European Union or other countries.

As the market situation is constantly evolving, it is difficult to accurately predict the full impact of the sanctions that were introduced or any measures taken by the Russian government in response to such sanctions, including the nationalization of foreign held assets. Despite very strong online recruitment industry fundamentals, the Group cannot guarantee that these sanctions or responsive measures will not adversely affect the Russian economy or its business activities and financial position.

Management considers various budget scenarios and cash-flow forecasts for the foreseeable future, which is at least 12 months from the date when these consolidated financial statements were authorized for issue, including stress-test scenario, which is based on severe but plausible assumptions. In accordance with all scenarios as considered by management, the Group has adequate resources to continue its operations without significant disruptions for at least 12 months from the date when these consolidated financial statements were authorized for issue. The Group has a strong balance sheet, with a significant cash balance and a low Net Debt  /  Segment EBITDA ratio. The Group’s subscription-based business model is highly cash generative, and the Group recently paid an interim dividend for the year December 31, 2021. The Group’s debt is due in more than 12 months, including a RUB 4 billion bond payable at the end of 2023, and the Group’s subsidiary’s loan with VTB Bank maturing in 2025. All of these factors allow the Group to maintain the strong cash position and preserve financial flexibility even in the case of a protracted economic downturn. However, recently the United States, the United Kingdom, the European Union authorities announced that certain Russian banks may be disconnected from SWIFT. Management believe that this will not impact the Group’s day-to-day operations adversely.

In addition, the Group is subject to risks relating to technology as a result of the current environment. If the Western businesses on which the Group relies for aspects of business technology infrastructure and support, including information security and firewall protection, are unable to continue to provide uninterrupted services, the Group’s operations may be adversely impacted. The Group’s business activities may also be disrupted if the Group’s app is no longer available for download from iOS and Android app stores.

The impact of subsequent events on the Group’s financial position and operations is also considered in Notes 1(b), 15, 16 and 26.

(iii)Share buyback

As disclosed in Note 19 (f), the Group terminated the share buyback program on March 3, 2022.